Shareholders' Equity - Regulatory Capital (Details) $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Minimum
Common equity tier 1 capital as a percent of risk-weighted assets	0.070
Tier 1 capital as a percent of risk-weighted assets	0.085
Total risk-based capital as a percent of risk-weighted assets	0.105
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	0.040
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio)	0.030
Well- Capitalized
Common equity tier 1 capital as a percent of risk-weighted assets	0.065
Tier 1 capital as a percent of risk-weighted assets	0.080
Total risk-based capital as a percent of risk-weighted assets	0.100
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	0.050
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio)	0.030
U.S. Bancorp | Basel III standardized approach
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital	$ 44,947	$ 41,560
Tier 1 capital	52,199	48,813
Total risk-based capital	61,921	59,015
Risk-weighted assets	$ 453,390	$ 496,500
Common equity tier 1 capital as a percent of risk-weighted assets	0.099	0.084
Tier 1 capital as a percent of risk-weighted assets	0.115	0.098
Total risk-based capital as a percent of risk-weighted assets	0.137	0.119
Tier 1 capital as a percent of adjusted quarterly average assets	0.081	0.079
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure	0.066	0.064
U.S. Bank National Association | Basel III standardized approach
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital	$ 58,194	$ 46,681
Tier 1 capital	58,638	47,127
Total risk-based capital	68,817	56,736
Risk-weighted assets	$ 445,829	$ 436,764
Common equity tier 1 capital as a percent of risk-weighted assets	0.131	0.107
Tier 1 capital as a percent of risk-weighted assets	0.132	0.108
Total risk-based capital as a percent of risk-weighted assets	0.154	0.130
Tier 1 capital as a percent of adjusted quarterly average assets	0.092	0.081
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure	0.075	0.065
MUFG Union Bank National Association | Basel III standardized approach
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital	$ 10,888
Tier 1 capital	10,888
Total risk-based capital	11,565
Risk-weighted assets	$ 58,641
Common equity tier 1 capital as a percent of risk-weighted assets	0.186
Tier 1 capital as a percent of risk-weighted assets	0.186
Total risk-based capital as a percent of risk-weighted assets	0.197
Tier 1 capital as a percent of adjusted quarterly average assets	0.109
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure	0.101